Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Accrued payroll	212,677	285,329	331,172
Refund liability (a)	—	76,221	94,006
Payable for purchase of property and equipment	45,590	44,445	65,335
Accrued advertising fees	8,548	11,934	20,231
Refundable fees received from students ( b )	11,541	15,783	15,955
Refundable deposits ( c )	7,290	11,074	14,819
Rent payable	18,210	23,643	13,857
Welfare payable	9,187	12,897	12,612
Amounts reimbursable to employees ( d )	16,157	19,366	12,674
Royalty fees payable (e)	4,410	7,724	6,696
Accrued professional service fees	1,134	1,943	6,199
Payable for investments and acquisitions	5,420	21,962	3,917
VAT payable	12,125	13,321	2,881
Other taxes payable	2,945	2,715	1,785
Others (f)	18,303	28,164	32,480

Total	373,537	576,521	634,619

(a)	The refund liability is recognized for variable amount of the considerations received from clients and recorded as refund liability in accordance with Topic 606 as described in Note 2.
(b)
Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.

(c)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(d)	Amounts reimbursable to employees include travelling and the business related expenses.
(e)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(f)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.